Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per Share	Earnings per Share
Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.
Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to equity holders of the parent by the weighted average number of shares outstanding during the period plus the weighted average number of shares for the effects of dilutive potential shares.

Earnings amounts per share type are as follows:

	2025
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	Ps. 11,813	Ps. 6,949	Ps. 2,345	Ps. 3,909	Ps. 25,016
Consolidated net income attributable to equity holders of the parent	11,261	6,623	2,235	3,726	23,845
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.42
	2024
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	Ps. 11,593	Ps. 6,819	Ps. 2,301	Ps. 3,836	Ps. 24,549
Consolidated net income attributable to equity holders of the parent	11,205	6,591	2,225	3,708	23,729
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.41
	2023
	Per series	Per series	Per series	Per series
	"A" shares	"D" shares	"B" shares	"L" shares	Total
Consolidated net Income	Ps. 9,551	Ps. 5,618	Ps. 1,896	Ps. 3,161	Ps. 20,226
Consolidated net income attributable to equity holders of the parent	9,225	5,426	1,831	3,054	19,536
Weighted average number of shares for basic earnings per share (millions of shares)	7,937	4,668	1,576	2,626	16,807
Earnings per share					1.16